Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Due to the transitional nature of the Company and the executive team at the Company during 2023 and 2024, the Company did not establish goals and parameters for short-term and long-term incentives during 2024. The Company expects to re-establish appropriate programs and incentives for the new executive team during the second quarter of 2025.

No equity awards were made to our named executive officers during 2024 except for long-term incentive awards made to Mr. Gibson pursuant to his employment contract dated February 21, 2024, and an award to Mr. Bigney, each of which are described in the Summary Compensation Table below.
In fiscal year 2024, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers or our employees.
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method
In fiscal year 2024, we did not grant awards of stock options, stock appreciation rights, or similar option-like instruments to our named executive officers or our employees.
We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false